38. NON-CASH TRANSACTIONS (Details Narrative) - BRL (R$) R$ in Millions		12 Months Ended
	Dec. 27, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Non Cash Activities [line items]
Capitalized financial costs		R$ 23	R$ 30	R$ 71
Minas Gerais State Government [Member]
Disclosure Of Non Cash Activities [line items]
Settlement of receivables from retention of dividends	R$ 148
Rio Minas Energia Participacoes S.A. and Luce Empreendimentos e Participacoes S.A. [Member]
Disclosure Of Non Cash Activities [line items]
Payment of cash arising from acquisition of the subsidiaries		22
Parajuru and Volta do Rio [Member]
Disclosure Of Non Cash Activities [line items]
Payment of cash arising from acquisition of the subsidiaries		5
Cash arising from acquisition of the subsidiaries		4
RME [Member]
Disclosure Of Non Cash Activities [line items]
Payment of cash arising from acquisition of the subsidiaries		67
Cash arising from acquisition of the subsidiaries		R$ 104